WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.3%
	AUSTRALIA — 5.2%
1,626,223	Atlassian Corp. PLC - Class A*	$527,449,168
4,247,042	CSL Ltd.	786,748,690
		1,314,197,858
	CANADA — 9.1%
13,657,082	Canadian Pacific Railway Ltd.	975,115,655
2,077,785	Lululemon Athletica, Inc.*	693,481,522
651,227	Shopify, Inc.*	627,939,122
		2,296,536,299
	CHINA — 5.6%
49,145,000	Li Ning Co., Ltd.	479,553,747
25,276,530	Shenzhou International Group Holdings Ltd.	469,001,831
45,005,874	Wuxi Biologics Cayman, Inc.*	451,080,407
		1,399,635,985
	DENMARK — 5.6%
4,433,943	DSV A/S	900,891,792
5,174,535	Novo Nordisk A/S - Class B	514,702,238
		1,415,594,030
	FRANCE — 5.9%
1,146,023	LVMH Moet Hennessy Louis Vuitton S.E.	941,333,584
2,499,653	Pernod Ricard S.A.	534,683,387
		1,476,016,971
	HONG KONG — 3.1%
74,936,800	AIA Group Ltd.	782,320,740
	IRELAND — 15.1%
2,610,810	Accenture PLC - Class A	923,130,200
1,986,076	Aon PLC - Class A	549,030,849
20,745,669	Experian PLC	866,444,149
3,038,377	ICON PLC*	807,357,537
2,913,077	STERIS PLC	653,694,479
		3,799,657,214
	ITALY — 3.1%
3,401,195	Ferrari N.V.	783,895,777
	JAPAN — 6.1%
1,429,033	Keyence Corp.	732,983,406

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
3,541,400	Lasertec Corp.	$794,468,718
		1,527,452,124
	NETHERLANDS — 5.8%
246,728	Adyen N.V.*	502,074,821
1,400,312	ASML Holding N.V.	948,291,286
		1,450,366,107
	SPAIN — 2.4%
8,704,486	Amadeus IT Group S.A.*	598,532,427
	SWEDEN — 5.7%
11,446,334	Atlas Copco A.B. - A Shares	677,459,885
6,030,404	Evolution A.B.	750,281,902
		1,427,741,787
	SWITZERLAND — 15.2%
9,614,554	Alcon, Inc.	741,324,962
1,019,139	Lonza Group A.G.	702,599,177
517,676	Mettler-Toledo International, Inc.*	762,371,092
5,553,009	Nestle S.A.	717,068,016
2,547,971	Sika A.G.	891,421,416
		3,814,784,663
	TAIWAN — 4.5%
9,272,985	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,137,146,150
	UNITED STATES — 5.9%
1,234,034	EPAM Systems, Inc.*	587,572,949
3,893,338	ResMed, Inc.	890,017,067
		1,477,590,016
	TOTAL COMMON STOCKS
	(Cost $17,550,247,307)	24,701,468,148

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 1.7%
$422,357,913	UMB Bank Demand Deposit, 0.01%[1]	$422,357,913
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $422,357,913)	422,357,913
	TOTAL INVESTMENTS — 100.0%
	(Cost $17,972,605,220)	25,123,826,061
	Other Assets in Excess of Liabilities — 0.0%	11,705,100
	TOTAL NET ASSETS — 100.0%	$25,135,531,161

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.